OTHER CURRENT ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	$ 334	$ 304
Current portion of deferred commission costs	500	417
Income tax receivable	129	0
Deferred player compensation	108	7
Current portion of residual value return provision asset	152	120
Other	16	0
Total other current assets	$ 1,239	$ 849